RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 2	-	RELATED PARTY TRANSACTIONS

On March 3, 2010, the Company entered into employment agreements with Eliezer Weinberg the Company Chairman of the Board, Shlomo Palas the Company’s CEO and Shmuel Keshet the Company’s COO for a term of two years. The officers receive monthly remuneration at a gross rate of USD$10,000. The remuneration will increase to a gross monthly rate of USD$15,000 upon the completion of outsourced technical project reports (“PDDs”) for two projects. Each officer was granted stock options to acquire 8,321,917 or nine percent (9%) of common stock in the capital of the Company, exercisable at a par value (see note 7).

On July 28, 2011 the Board granted to Mr. Eliezer Weinberg and to Mr. Shlomo Palas 4,200,000 common shares each for their contributions to the Company.

On July 28, 2011 the company appointed Mr. Roy Amitzur as Executive Vice-President. Mr. Amizur is entitled to receive U.S. $10,000 plus VAT per month after he arranges an investment of no less than $450,000 in the Company and U.S. $15,000 plus VAT per month after he arranges an equity investment in the Company of no less than U.S. $2,000,000. He also received 12,500,000 common shares of the Company. If Mr. Amizur resigns from the Company prior to July 25, 2013, he will forfeit a pro rata portion of his shares back to the Company (the amount subject to forfeiture being equal to the number of days, which Mr. Amizur did not serve as Executive Vice-President out of the two year term of his management services agreement.

Mr. Amizur also received 1,075,000 shares of common stock on August 23, 2011 for his extraordinary contributions to the Company.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

On August 31, 2011, the Company issued 1,308,325 common shares to Mr. Keshet, the Company's former chief operating officer who resigned from the Company, as compensation for his unpaid salaries. In addition the company agreed to accelerate the vesting of the remaining of his stock options amounted to 8,321,917 common shares.